CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Total shareholder's equity attributable to shareholders of the company Adjustment CNY (¥)	Total shareholder's equity attributable to shareholders of the company CNY (¥)	Ordinary shares Class A Ordinary Shares CNY (¥) shares	Ordinary shares Class B Ordinary shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit Adjustment CNY (¥)	Accumulated deficit CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Non-controlling Interests CNY (¥)	Adjustment CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at beginning at Dec. 31, 2019		¥ 2,642,638	¥ 221	¥ 37		¥ 2,799,336		¥ (259,251)	¥ 10,562	¥ 91,733			¥ 2,642,638
Balance at beginning (in shares) at Dec. 31, 2019 | shares			68,621,718	12,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		5,807						5,807					5,807
Net income/(loss)													4,877
Share-based compensation expenses		92,170				92,170							92,170
Issuance of Class A ordinary shares from exercise of share options		765	¥ 3			762							¥ 765
Issuance of Class A ordinary shares from exercise of share options (in shares) | shares			1,090,441										1,090,000	1,090,000
Foreign currency translation adjustment		(144,225)								(144,225)			¥ (144,225)
Balance at end at Dec. 31, 2020	¥ (784)	2,596,371	¥ 224	¥ 37		2,892,268	¥ (784)	(254,228)	10,562	(52,492)		¥ (784)	2,596,371
Balance at end (in shares) at Dec. 31, 2020 | shares			69,712,159	12,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(8,371)						(8,371)					(8,371)
Net income/(loss)													(37,636)
Share-based compensation expenses		106,150				106,150							106,150
Issuance of Class A ordinary shares from exercise of share options		1,150	¥ 6			1,144							¥ 1,150
Issuance of Class A ordinary shares from exercise of share options (in shares) | shares			1,773,900										1,774,000	1,774,000
Acquisition of subsidiary											¥ 76,905		¥ 76,905
Statutory reserves								(9,769)	9,769
Repurchase of Class A ordinary shares		(217,712)			¥ (217,712)								(217,712)
Repurchase of Class A ordinary shares (in shares) | shares					(2,643,692)
Reclassification of non-controlling interests in mezzanine equity and net loss attributable to non-controlling interest shareholders (see Note 6)											(6,060)		(6,060)
Foreign currency translation adjustment		(31,399)								(31,399)			(31,399)
Balance at end at Dec. 31, 2021		2,446,189	¥ 230	¥ 37	¥ (217,712)	2,999,562		(272,368)	20,331	(83,891)	70,845		2,517,034
Balance at end (in shares) at Dec. 31, 2021 | shares			71,486,059	12,000,000
Treasury Stock, Value, Ending Balance at Dec. 31, 2021													217,712
Treasury stock, ending balance (in shares) at Dec. 31, 2021 | shares					(2,643,692)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Impact of adoption of credit loss guidance													2,446,189
Net income (loss)													(65,554)	$ (9,504)
Net income/(loss)		(65,554)						(65,554)			(553)		(66,107)	$ (9,584)
Share-based compensation expenses		43,336				43,336							43,336
Issuance of Class A ordinary shares from exercise of share options		1,079	¥ 6			1,073							¥ 1,079
Issuance of Class A ordinary shares from exercise of share options (in shares) | shares			1,579,928										1,580,000	1,580,000
Statutory reserves								(8,696)	8,696
Repurchase of Class A ordinary shares		(15,123)			¥ (15,123)								¥ (15,123)
Repurchase of Class A ordinary shares (in shares) | shares					(1,578,975)
Capital contribution from non-controlling interests											661		661
Change of the capital from non-controlling interest shareholder											38,990		38,990
Foreign currency translation adjustment		87,998								87,998			87,998
Balance at end at Dec. 31, 2022		¥ 2,497,925	¥ 236	¥ 37	¥ (232,835)	¥ 3,043,971		¥ (346,618)	¥ 29,027	¥ 4,107	¥ 109,943		2,607,868	$ 378,103
Balance at end (in shares) at Dec. 31, 2022 | shares			73,065,987	12,000,000
Treasury Stock, Value, Ending Balance at Dec. 31, 2022													232,835	33,758
Treasury stock, ending balance (in shares) at Dec. 31, 2022 | shares					(4,222,667)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Impact of adoption of credit loss guidance													¥ 2,497,925	$ 362,163